EMPOWER FUNDS, INC.
Empower Core Strategies: Flexible Bond Fund
Institutional Class Ticker: MXEDX
Investor Class Ticker: MXEWX
(the “Fund”)
Supplement dated January 22, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2024, as supplemented
Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“Western Asset”), the Fund’s sub-advisers, are responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as a sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the portion of the Fund’s investment portfolio currently managed by Western Asset, effective January 17, 2025.
Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last four paragraphs of the “Principal Investment Strategies” section are hereby deleted and replaced with the following:
Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and one sub-adviser: Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”).
•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.
•Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.
ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, Multi-Manager Risk in the “Principal Investment Risks” section is revised to state the following:
Multi-Manager Risk - Because the Adviser and Sub-Adviser make investment decisions independently, it is possible that the security selection processes of the Adviser and Sub-Adviser may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Sub-Adviser” section is revised to state the following:
Sub-Adviser
Loomis Sayles
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Portfolio Managers” section is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Name	Title	Portfolio Manager of the Fund Since
ECM
Jack Brown, CFA	Chief Investment Officer	2025
Darrin Clough, CFA	Portfolio Manager	2025
Jason Harubin, CFA	Assistant Portfolio Manager	2025
Loomis Sayles
Matthew J. Eagan, CFA	Vice President & Portfolio Manager	2018
Brian P. Kennedy	Portfolio Manager	2018
Under the “More Information about the Fund” header of the Prospectus, the last four paragraphs of the “Principal Investment Strategies” section are hereby deleted and replaced with the following:
ECM, subject to the approval of the Board, selects the Fund’s Sub-Adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and Loomis Sayles. The Adviser and Sub-Adviser independently conduct their own research, analysis, security selection and portfolio construction for the assets they manage.
•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, using a “top-down,” “bottom-up” investment approach. The portfolio managers assess the market environment, evaluating current economic, political and fundamental conditions as they relate to the outlook for interest rates and credit. This assessment forms the backdrop for identifying relative value opportunities as well as determining the sizing and allocation of risk within the Fund. Individual securities are thoroughly analyzed to ascertain risk and to evaluate relative value within the context of the current market environment. Securities are added based on the appropriateness of their risk and their ability to add value to the Fund. In deciding which securities to sell, a number of factors are considered, which may include, total return and/or valuation targets being realized, significant changes in macro or micro analyses indicating that sector or issuer emphasis should be changed, a deterioration in industry conditions, deterioration in credit fundamentals or there are superior relative value opportunities elsewhere.
•Loomis Sayles has three themes that typically drive its investment approach. First, Loomis Sayles generally seeks fixed income securities that it believes are attractively valued relative to its assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles may invest significantly in securities with prices it believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed income securities (U.S. government securities, investment grade corporate securities, securitized assets, high yield corporate securities, emerging market securities, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns. In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates, and currency considerations. Loomis Sayles will also consider how purchasing or selling a security would impact the overall portfolio risk profile and potential return.
ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Under the “More Information about the Fund” header of the Prospectus, the reference to “Sub-Advisers” in the “Temporary Investment Strategies” section is revised to state “ECM or the Sub-Adviser.”
Under the “More Information about the Fund” header of the Prospectus, Multi-Manager Risk in the “Principal Investment Risks” section is revised to state the following:
Multi-Manager Risk - Because the Adviser and Sub-Adviser make investment decisions independently, it is possible that the security selection processes of the Adviser and Sub-Adviser may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund was managed by a single adviser. It is possible the Adviser and Sub-Adviser may, at any time, take positions that are opposite of each other. In such cases, the Fund will incur higher expenses without accomplishing any net investment results. The Adviser and Sub-Adviser may also be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. The multi-manager approach could increase the Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher brokerage commissions and other transaction costs. The Adviser and Sub-Adviser selected may underperform the market generally and other advisers or sub-advisers that could have been selected.
Under the “Management and Organization” header of the Prospectus, the following is hereby incorporated into the “Investment Adviser” section:
Listed below are the ECM portfolio managers that have responsibility for the day-to-day management of the Fund.
•Jack Brown, CFA, Chief Investment Officer, has managed the Fund since 2025 and joined ECM in 2015.
•Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2020.
•Jason Harubin, CFA, Assistant Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2021. Prior to joining ECM, Mr. Harubin was employed at First National Bank of Omaha.
Please see the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.
Under the “Management and Organization” header of the Prospectus, the second paragraph in the “Advisory Fees” section is hereby deleted in its entirety and replaced with the following:
A discussion regarding the basis for the Board approving the investment advisory agreement and sub-advisory agreement is available in the Fund’s Form N-CSRS for the period ended June 28, 2024.
Under the “Management and Organization” header of the Prospectus, the “Sub-Advisers” section is hereby deleted in its entirety and replaced with the following:
Sub-Adviser
Listed below is the Sub-Adviser and its portfolio managers who have responsibility for the day-to-day management of the Fund.
Loomis Sayles, a Delaware limited partnership with its principal business address at One Financial Center, Boston, Massachusetts 02111, is registered as an investment adviser pursuant to the Advisers Act. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc. is directly owned by Natixis Investment Managers, LLC (“Natixis LLC”). Natixis LLC is an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly-owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.
•Matthew J. Eagan, CFA, Vice President & Portfolio Manager, has served as portfolio manager of the Fund since 2018 and joined Loomis Sayles in 1997.
•Brian P. Kennedy, Portfolio Manager, has served as portfolio manager of the Fund since 2018 and joined Loomis Sayles in 1994.
Please see the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.
The Sub-Adviser is responsible for the investment and reinvestment of a portion of the assets of the Fund and for making decisions to buy, sell, or hold any particular security. The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Fund. ECM, in turn, pays sub-advisory fees to the Sub-Adviser for its services out of ECM’s advisory fee described above.

Empower Funds and ECM operate under a manager-of-managers structure under an order issued by the SEC. The current order permits ECM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval, unless the sub-adviser is an affiliated person. This means ECM is responsible for monitoring the Sub-Adviser’s performance through quantitative and qualitative analysis and will periodically report to the Board with a recommendation as to whether the Sub-Adviser’s agreement should be renewed, terminated or modified. ECM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of Empower Funds or ECM other than by reason of serving as a sub-adviser to one or more funds without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Fund. Empower Funds will furnish to shareholders of the Fund all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement within 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement.
The Fund enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, who provide services to the Fund. Shareholders are not parties to or intended (or “third-party”) beneficiaries of those contractual arrangements.
This Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws.
Under the “Portfolio Managers” header of the SAI, the “Empower Capital Management, LLC” section is hereby deleted in its entirety and replaced with the following:
EMPOWER CAPITAL MANAGEMENT, LLC
A portion of the Empower Core Strategies: Flexible Bond Fund is managed by an internal investment management team headed by Jack Brown, CFA. Mr. Brown, Darrin Clough, CFA and Jason Harubin, CFA have managed the Empower Core Strategies: Flexible Bond Fund since 2025.
The SecureFoundation Balanced ETF Fund is managed by an Asset Allocation Committee (“AAC”) of ECM comprised of Andrew Corwin, CFA and Maria Mendelsberg, CFA. The AAC reviews the asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. In addition, the AAC determines whether to add or delete asset classes, add or delete Underlying Funds, or change the target allocations.
The AAC is also responsible for maintaining a strategic asset allocation of the Empower Core Strategies: Flexible Bond, Empower Core Strategies: International Equity, and Empower Core Strategies: U.S. Equity Funds’ assets with each Sub-Adviser and among asset classes. The AAC reviews the asset class allocations and target allocations among Sub-Advisers on a quarterly basis or more frequently, as deemed necessary and determines whether to add or delete asset classes or change the target allocations.
Other Accounts Managed
The following table provides information regarding registered investment companies other than the Empower Core Strategies: Flexible Bond Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2024.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Jack Brown, CFA*	0	$0	35	$10,068	43	$10,171	0	$0	0	$0	0	$0
Darrin Clough, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
Jason Harubin, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
*Messiers Brown, Clough and Harubin became portfolio managers of the Fund on January 17, 2025.

The following table provides information regarding registered investment companies other than the SecureFoundation Balanced ETF Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended December 31, 2023.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Andrew Corwin, CFA	16	$10,751	22	$1,916	0	$0	0	$0	0	$0	0	$0
Maria Mendelsberg, CFA	18	$13,744	38	$12,542	39	$9,696	0	$0	0	$0	0	$0
Material Conflicts of Interest Policy
ECM is not aware of any material conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds and the investments of the other accounts included above. In addition to the Funds, ECM manages the assets of collective investment trusts sponsored by ETC, a trust company domiciled and governed by the laws of the State of Colorado, stable value funds and separate accounts of Empower of America and Empower of NY, and pension plans sponsored by affiliates of ECM. In addition, ETC serves as the trustee for various qualified employee benefit plans and/or retirement plans which plans may invest in Empower Funds. ECM and ETC are indirectly owned subsidiaries of Empower of America and Empower of NY is a wholly-owned subsidiary of Empower of America. ECM has adopted trading policies and procedures that address aggregation or block trading of client transactions, agency and principal transactions, brokerage and trade allocation which ECM believes address potential conflicts associated with managing multiple accounts for multiple clients and/or other entities affiliated with ECM.
Compensation
Portfolio manager compensation is provided pursuant to an administrative services agreement between ECM and Empower. Compensation consists of a base salary and a performance bonus. The portfolio managers may also be eligible for equity incentives in the form of stock options in Great-West Lifeco Inc. and may participate in employee benefits programs sponsored by Empower that include a 401(k) plan as well as one or more non-qualified deferred compensation plans. Finally, the portfolio managers may participate in the defined benefit plan sponsored by Empower. Senior management conducts annual performance reviews prior to making compensation decisions. Key criteria include the extent to which a portfolio manager has worked effectively alone and within a team for services provided to the Funds as well as to other ECM clients and to Empower. Investment results, tenure, level of responsibilities and client service and satisfaction are also taken into consideration.
Ownership of Securities
The portfolio managers did not own any shares of the Funds as of January 22, 2025.
Under the “Portfolio Managers” header of the SAI, the “Western Asset Management Company, LLC” section is hereby deleted in its entirety.
This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2024, as supplemented.
Please keep this Supplement for future reference.

EMPOWER FUNDS, INC.
Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)
Supplement dated January 22, 2025 to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplemented
Western Asset Management Company, LLC (“Western Asset”) is the sub-adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as the sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the Fund’s investment portfolio, effective January 17, 2025.
Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. In constructing the Fund’s portfolio, ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Sub-Adviser” section is hereby deleted in its entirety.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Portfolio Managers” section is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Name	Title	Portfolio Manager of the Fund Since
Jack Brown, CFA	Chief Investment Officer	2025
Darrin Clough, CFA	Portfolio Manager	2025
Jason Harubin, CFA	Assistant Portfolio Manager	2025
Under the “More Information about the Fund” header of the Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:
ECM uses a “top-down,” “bottom-up” approach in constructing the Fund’s portfolio. The portfolio managers assess the market environment, evaluating current economic, political and fundamental conditions as they relate to the outlook for interest rates and credit. This assessment forms the backdrop for identifying relative value opportunities as well as determining the sizing and allocation of risk within the Fund. Individual securities are thoroughly analyzed to ascertain risk and to evaluate relative value within the context of the current market environment. Securities are added based on the appropriateness of their risk and their ability to add value to the Fund. In deciding which securities to sell, a number of factors are considered, which may include, total return and/or valuation targets being realized, significant changes in macro or micro analyses indicating that sector or issuer emphasis should be changed, a deterioration in industry conditions, deterioration in credit fundamentals or there are superior relative value opportunities elsewhere.
Under the “More Information about the Fund” header of the Prospectus, the reference to “Sub-Adviser” in the “Temporary Investment Strategies” section is revised to state “ECM.”
Under the “Management and Organization” header of the Prospectus, the following is hereby incorporated into the “Investment Adviser” section:

Listed below are the ECM portfolio managers that have responsibility for the day-to-day management of the Fund.
•Jack Brown, CFA, Chief Investment Officer, has managed the Fund since 2025 and joined ECM in 2015.
•Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2020.
•Jason Harubin, CFA, Assistant Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2021. Prior to joining ECM, Mr. Harubin was employed at First National Bank of Omaha.
Please see the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.
Under the “Management and Organization” header of the Prospectus, the second paragraph in the “Advisory Fees” section is hereby deleted in its entirety and replaced with the following:
A discussion regarding the basis for the Board approving the investment advisory agreement is available in the Fund’s Form N-CSRS for the period ended June 28, 2024.
The Fund enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, who provide services to the Fund. Shareholders are not parties to or intended (or “third-party”) beneficiaries of those contractual arrangements.
This Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws.
Under the “Management and Organization” header of the Prospectus, the “Sub-Adviser” section is hereby deleted in its entirety.
Under the “Portfolio Managers” header of the SAI, the “Empower Capital Management, LLC” section is hereby deleted in its entirety and replaced with the following:
EMPOWER CAPITAL MANAGEMENT, LLC
The Empower U.S. Government Securities Fund is managed by an internal investment management team headed by Jack Brown, CFA. Mr. Brown, Darrin Clough, CFA and Jason Harubin, CFA have managed the Empower U.S. Government Securities Fund since 2025.
The Profile Funds, Lifetime Funds and SecureFoundation Balanced Fund are managed by an Asset Allocation Committee (“AAC”) of ECM comprised of Andrew Corwin, CFA and Maria Mendelsberg, CFA. The AAC reviews the asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. In addition, the AAC determines whether to add or delete asset classes, add or delete Underlying Funds, or change the target allocations.
The AAC is also responsible for maintaining a strategic asset allocation of the multi-managed Empower Funds’ assets with each Sub-Adviser and among asset classes. The AAC reviews the asset class allocations and target allocations among Sub-Advisers on a quarterly basis or more frequently, as deemed necessary and determines whether to add or delete asset classes or change the target allocations.
Other Accounts Managed
The following table provides information regarding registered investment companies other than the Empower U.S. Government Securities Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2024.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Jack Brown, CFA*	0	$0	35	$10,068	43	$10,171	0	$0	0	$0	0	$0
Darrin Clough, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
Jason Harubin, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
*Messiers Brown, Clough and Harubin became portfolio managers of the Fund on January 17, 2025.
The following table provides information regarding registered investment companies other than the Profile Funds, Lifetime Funds and SecureFoundation Balanced Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2023.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Andrew Corwin, CFA	1	$21	56	$7,176	0	$0	0	$0	0	$0	0	$0
Maria Mendelsberg, CFA	1	$21	38	$11,524	39	$10,048	0	$0	0	$0	0	$0
Material Conflicts of Interest Policy
ECM is not aware of any material conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds and the investments of the other accounts included above. In addition to the Funds, ECM manages the assets of collective investment trusts sponsored by ETC, a trust company domiciled and governed by the laws of the State of Colorado, stable value funds and separate accounts of Empower of America and Empower of NY, and pension plans sponsored by affiliates of ECM. In addition, ETC serves as the trustee for various qualified employee benefit plans and/or retirement plans which plans may invest in Empower Funds. ECM and ETC are indirectly owned subsidiaries of Empower of America and Empower of NY is a wholly-owned subsidiary of Empower of America. ECM has adopted trading policies and procedures that address aggregation or block trading of client transactions, agency and principal transactions, brokerage and trade allocation which ECM believes address potential conflicts associated with managing multiple accounts for multiple clients and/or other entities affiliated with ECM.
Compensation
Portfolio manager compensation is provided pursuant to an administrative services agreement between ECM and Empower. Compensation consists of a base salary and a performance bonus. The portfolio managers may also be eligible for equity incentives in the form of stock options in Great-West Lifeco Inc. and may participate in employee benefits programs sponsored by Empower that include a 401(k) plan as well as one or more non-qualified deferred compensation plans. Finally, the portfolio managers may participate in the defined benefit plan sponsored by Empower. Senior management conducts annual performance reviews prior to making compensation decisions. Key criteria include the extent to which a portfolio manager has worked effectively alone and within a team for services provided to the Funds as well as to other ECM clients and to Empower. Investment results, tenure, level of responsibilities and client service and satisfaction are also taken into consideration.
Ownership of Securities
The portfolio managers did not own any shares of the Funds as of January 22, 2025.
Under the “Portfolio Managers” header of the SAI, the “Western Asset Management Company, LLC” section is hereby deleted in its entirety.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and SAI for the Fund, dated December 11, 2024, as supplemented.
Please keep this Supplement for future reference.